Credit Agreement and Effective Interest Rates Adjusted for Swaps (Detail)	Dec. 31, 2012
Revolving Credit Facility
Debt And Credit Agreements [Line Items]
Effective interest rate	3.21%
Tranche A
Debt And Credit Agreements [Line Items]
Effective interest rate	1.96%
Tranche B
Debt And Credit Agreements [Line Items]
Effective interest rate	3.87%
Effective rate adjusted for swaps	4.35%
Tranche C
Debt And Credit Agreements [Line Items]
Effective interest rate	3.96%
Effective rate adjusted for swaps	4.17%
Tranche D
Debt And Credit Agreements [Line Items]
Effective interest rate	4.50%